Related party transactions (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]

For the three months ended	May 31, 2022	May 31, 2021
Salaries and short-term benefits	$167,656	$22,775
Stock based compensation	253,748	19,087
Total	$421,404	$41,862

	February 28, 2022	February 28, 2021
Salaries and short-term benefits	483,665	251,145
Stock based compensation	921,577	237,714
Total	1,405,242	488,859